OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
10. OTHER
NON-CURRENT
ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Long-term loan receivable (1)	55,802	—
Prepayment of commercial properties (2)	159,125	78,000
Long-term receivables from disposal of a subsidiary (Note 6)	—	13,137
Others	13,235	7,368
Less: allowance for doubtful accounts	(488)	(2,091)

Total other non-current assets	227,674	96,414

(1)
Long-term loan receivable represents the principal and interest to be collected of a loan provided by the Group to a third party. The loan was of principal amount of RMB 50,000, four-year term starting from December 2019, and with a lump sum interest rate of 20% at maturity. As of December 31, 2022, this loan was due for repayment within one year and was recorded in Prepaid expense and other current assets, net (Note 6).

(2)	In 2020, the Group purchased commercial properties from a third party and paid the full amount in advance with consideration of USD$ 11.25 million (equivalent RMB 78,000).